Offerings - Offering: 1	May 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value$0.001 pershare
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit	0.89
Maximum Aggregate Offering Price	$ 2,002,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 306.59
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s Amended and Restated 2021 Equity Inducement Plan (the “2021 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding shares of the Registrant’s Common Stock.

(2) Represents additional shares of Registrant’s Common Stock reserved for issuance upon the exercise of stock options and the settlement of restricted stock unit awards under the 2021 Inducement Plan to be granted by the Registrant to certain employees as a material inducement to their acceptance of employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4).

(3) Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $0.89 was computed by averaging the high and low prices of a share of Registrant’s common stock as reported on The Nasdaq Global Market on May 23, 2025.